Appendix 4 Detail of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 151,989,905	$ 211,027,141
Other current financial assets	38,564,527	20,523,276
Other current non-financial assets	10,838,242	13,136,459
Trade and other current receivables, net	239,425,507	207,208,820
Current accounts receivable from related parties	135,105,117	109,797,820
Current taxes receivable	52,773,274	65,164,708
TOTAL CURRENT ASSETS	672,467,353	658,599,127
Other non-current financial assets	2,362,570	33,391,398
Other non-current non-financial assets	12,545,299	12,853,459
Trade and other non-current receivables, net	1,156,638	1,032,923
Investments accounted for using the equity method	12,826,892	16,912,454	$ 18,738,198
Intangible assets other than goodwill, net	23,910,977	18,607,973	19,266,874	$ 20,905,426
Property, plant and equipment, net	2,919,097,994	2,788,204,501	$ 2,726,838,537
TOTAL NON-CURRENT ASSETS	2,996,760,726	2,895,863,064
TOTAL ASSETS	3,669,228,079	3,554,462,191
Other current financial liabilities	125,350,544	18,815,435
Trade and other current payables	275,331,618	309,883,528
Current accounts payable to related parties	152,932,289	122,862,944
Other current provisions	5,182,867	5,296,635
Current tax liabilities	12,541,174	66,933,261
Other current non-financial liabilities	22,542,716	19,564,698
TOTAL CURRENT LIABILITIES	593,881,208	543,356,501
Other non-current financial liabilities	799,813,225	781,978,145
Trade and other payables, Non-current	450,421	632,643
Non-current accounts payables to related parties		318,518
TOTAL NON-CURRENT LIABILITIES	1,077,855,824	1,022,091,737
TOTAL LIABILITIES	1,671,737,032	1,565,448,238
Details of Assets and Liabilities in Foreign Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	14,871,843	20,048,279
Other current financial assets	38,117,291	20,441,149
Other current non-financial assets	1,887,486	934,647
Trade and other current receivables, net	30,517	6,346,175
Current accounts receivable from related parties	41,909,120	65,225,546
Current taxes receivable	168,714	146,525
TOTAL CURRENT ASSETS	96,984,971	113,142,321
Other non-current financial assets	38,021,172	30,789,703
Other non-current non-financial assets	320,238	701,684
Trade and other non-current receivables, net	25,706	62,563
Investments accounted for using the equity method		3,888,467
Intangible assets other than goodwill, net	253,937	253,849
Property, plant and equipment, net	15,646,727	15,450,783
TOTAL NON-CURRENT ASSETS	54,267,780	51,147,049
TOTAL ASSETS	151,252,751	164,289,370
Details of Assets and Liabilities in Foreign Currency [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	88,903,639	7,999,743
Trade and other current payables	2,337,671	20,092,325
Current accounts payable to related parties	50,944,448	24,125,790
Other current provisions	24,667	45,419
Current tax liabilities		146,769
Other current non-financial liabilities	10,061
TOTAL CURRENT LIABILITIES	142,220,486	52,410,046
Details of Assets and Liabilities in Foreign Currency [Member] | 91 days to 1 year [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	4,241,006	13,681,329
Current tax liabilities	411,577
TOTAL CURRENT LIABILITIES	4,652,583	13,681,329
Details of Assets and Liabilities in Foreign Currency [Member] | One to five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	15,099,520	29,636,407
Trade and other payables, Non-current	4,762	174,290
Deferred income tax liabilities		4,459,081
TOTAL NON-CURRENT LIABILITIES	15,104,282	34,269,778
TOTAL LIABILITIES	157,324,768	86,679,824
Details of Assets and Liabilities in Foreign Currency [Member] | More than five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	487,595,270	434,446,795
Non-current accounts payables to related parties		318,518
TOTAL NON-CURRENT LIABILITIES	487,595,270	434,446,795
TOTAL LIABILITIES	492,247,853	448,128,124
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	8,760,454	13,784,935
Other current financial assets	38,117,291	20,441,149
Other current non-financial assets	969,768	902,026
Trade and other current receivables, net		5,273,103
Current accounts receivable from related parties	18,430,902	22,833,551
Other non-current non-financial assets	123,829	322,744
Investments accounted for using the equity method		3,783,316
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	88,903,639	7,999,743
Trade and other current payables	1,081,389	16,184,962
Current accounts payable to related parties	21,619,106	8,394,761
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | 91 days to 1 year [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	4,241,006	13,681,329
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | One to five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	15,099,520	29,636,407
Trade and other payables, Non-current	4,762	947
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member] | More than five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other non-current financial liabilities	487,595,270	434,446,795
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	6,057,793	6,263,344
Other current non-financial assets	917,718	32,621
Trade and other current receivables, net	30,517	1,073,072
Current taxes receivable	168,714	146,525
Other non-current non-financial assets	196,409	378,940
Trade and other non-current receivables, net	25,706	62,563
Investments accounted for using the equity method		105,151
Intangible assets other than goodwill, net	253,937	253,849
Property, plant and equipment, net	15,646,727	15,450,783
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	511,460	732,777
Current accounts payable to related parties		13,574
Other current provisions	24,667	45,419
Current tax liabilities		146,769
Other current non-financial liabilities	10,061
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [Member] | 91 days to 1 year [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current tax liabilities	411,577
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [Member] | One to five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other payables, Non-current		173,343
Deferred income tax liabilities		4,459,081
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	53,596
Current accounts receivable from related parties	23,478,218	42,391,995
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member] | Up to 90 days [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	744,822	3,174,586
Current accounts payable to related parties	$ 29,325,342	15,717,455
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member] | More than five years [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Non-current accounts payables to related parties		$ 318,518